Document and Entity Information	3 Months Ended
Mar. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Kaiser Aluminum Corp
Entity Central Index Key	0000811596
Document Type	8-K
Document Period End Date	Mar. 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q1
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer